Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Balance Sheet [Member] | China, Yuan Renminbi
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	7.2993	7.2672
Balance Sheet [Member] | Hong Kong, Dollars
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	7.7677	7.8083
Consolidated Statements Of Operations And Comprehensive Income, And Cash Flows [Member] | China, Yuan Renminbi
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	7.1767		7.2347
Consolidated Statements Of Operations And Comprehensive Income, And Cash Flows [Member] | Hong Kong, Dollars
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	7.787		7.8189